Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning	$ 2,978,333	$ 8,488,250
Initial measurement on March 2, 2021			17,870,000
Change in valuation inputs or other assumptions	769,055	(5,509,917)	(9,381,750)
Fair value as of ending	3,747,388	2,978,333	8,488,250
Public Member
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning	1,725,000	4,916,250
Initial measurement on March 2, 2021			10,350,000
Change in valuation inputs or other assumptions	439,013	(3,191,250)	(5,433,750)
Fair value as of ending	2,164,013	1,725,000	4,916,250
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning	1,253,333	3,572,000
Initial measurement on March 2, 2021			7,520,000
Change in valuation inputs or other assumptions	330,042	(2,318,667)	(3,948,000)
Fair value as of ending	$ 1,583,375	$ 1,253,333	$ 3,572,000